Related parties - Analysis of balances due from/to related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Jan. 01, 2021	[1]
Related parties
Due from related parties	$ 2,155	$ 4,662	[1]	$ 3,641
Due to related parties	14,610	10,547
Frontier Airlines Inc
Related parties
Due from related parties	2,155	4,662
Due to related parties	$ 2	2
Term	30 days
Grupo Aeroportuario del Centro Norte
Related parties
Due to related parties	$ 13,579	9,687
Term	30 days
Chevez, Ruiz, Zamarripa y Ca., S.C
Related parties
Due to related parties	$ 815	455
Term	30 days
Aeromantenimiento, S.A.
Related parties
Due to related parties		$ 403
Term	30 days
Mijares, Angoitia, Corts y Fuentes, S.C.
Related parties
Due to related parties	$ 22
Term	30 days
A&P International Services, S.A.P.I ("AISG")
Related parties
Due to related parties	$ 191
MRO Commercial, S.A.
Related parties
Due to related parties	$ 1
Term	30 days

[1]	The comparative Consolidated financial statements have been re-presented from Mexican peso to U.S. dollar to reflect the Company’s change in presentation currency.